Long-term Payables Other - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Gross amount [member] | Less than 1 year [member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	₩ 425,349	₩ 425,349